Revenue - Summary of Disaggregation of Revenue From Contracts With Customers (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Revenue Related To Operating Leases	$ 111.3	$ 64.3
Revenue Related To Its Usa Contract Compression Fleet	$ 127.0	$ 102.0